Summary of Financial Information for Discontinued Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Discontinued Operations and Disposal Groups [Abstract]
Net sales		$ 53,236	$ 902,933
Income (loss) before income tax	$ (630)	(20,029)	11,219
Income tax expense		(143)	(16,181)
Loss from discontinued operations, net of income tax	(630)	(20,172)	$ (4,962)
Prepaid expense and other receivables	106	138
Property, plant and equipment, net		492
Total assets	106	630
Accrued expenses and other payables	160	173
Total liabilities	160	173
Net assets (liabilities) of discontinued operations	$ (54)	$ 457